Equity and Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Equity and Earnings per Common Share [Abstract]
Common Stock Purchase Information
Common Stock Purchase Information

As of December 31, 2019

Fiscal Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as part of Publicly Announced Plans or Programs	Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Plans or Programs
October 1, 2019 to October 31, 2019	-	-	-	$10,000,000
November 1, 2019 to November 30, 2019	163,800	$14.52	163,800	7,621,091
December 1, 2019 to December 31, 2019	72,150	14.75	72,150	6,556,956
Totals / Averages	235,950	$14.59	235,950	$6,556,956

Information about Company's 2013 Plan
The following tables present certain information about the 2013 Plan as of the dates indicated:

Equity Incentive Plan Information

	LTIP-OP Units				Shares of Common Stock
	Issued		Forfeited	Converted	Issued		Forfeited	Number of Securities Remaining Available For Future Issuance Under Equity Compensation Plans	Weighted Average Issuance Price
December 31, 2017	(178,500)		916	12,917	(49,619)		3,155	1,288,869
Number of securities issued or to be issued upon exercise	(45,400	)(A)	-	-	(8,256	)(B)	-	(53,656)	$18.17
December 31, 2018	(223,900)		916	12,917	(57,875)		3,155	1,235,213
Number of securities issued or to be issued upon exercise	(66,375	)(C)	-	6,000	(18,789	)(D)	-	(79,164)	$16.68
December 31, 2019	(290,275)		916	18,917	(76,664)		3,155	1,156,049

(A)	Subject to forfeiture in certain circumstances prior to June 13, 2021.
(B)	Subject to forfeiture in certain circumstances prior to June 13, 2019.
(C)	Subject to forfeiture in certain circumstances prior to January 2, 2022.
(D)	Subject to forfeiture in certain circumstances prior to June 13, 2020.

Basic and Diluted Earnings per Share of Common Stock
The following table presents basic and diluted earnings per share of common stock for the periods indicated (dollars in thousands, except per share data):

Earnings per Common Share Information

	Year Ended December 31,
	2019	2018	2017
Numerator:
Net loss	$(50,675)	$34,269	$46,430
Net loss allocated to noncontrolling interests in Operating Partnership	819	(443)	(633)
Dividends on preferred stock	9,353	5,297	1,833
Net loss applicable to common stockholders	$(59,209)	$28,529	$43,964
Denominator:
Weighted average common shares outstanding	16,775,113	14,649,242	11,443,493
Weighted average diluted shares outstanding	16,787,902	14,657,498	11,450,831
Basic and Diluted EPS:
Basic	$(3.53)	$1.95	$3.84
Diluted	$(3.53)	$1.95	$3.84